CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 137,394	$ 42,008	$ 129,888
Accounts Receivable	0	0	982
Total Current Assets	137,394	42,008	130,870
Other Assets
Available For Sale Securities	15,000	12,550	0
Prepaid Expenses	55,000	0	0
Certificates of Deposit	172,706	172,499	171,875
Deferred Financing Costs, net	11,781	14,471	0
Goodwill	0	0	5,341
Mining Claims – Unproved	1,797,499	1,797,488	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	587,092	635,212	733,885
Other Assets	0	0	4,000
Reclamation Bond – Fraser River	5,000	2,000	0
Total Other Assets	2,644,078	2,634,220	2,712,665
TOTAL ASSETS	2,781,472	2,676,228	2,843,535
Current Liabilities
Accounts Payable	30,012	56,617	5,942
Accrued Expenses - Related Party	947,474	884,474	784,474
Accrued Expenses – Ruby Mine	2,906	12,250	0
Accrued Interest	60,189	41,363	0
Convertible notes payable (net of discounts of $176,990, $166,307 and $0, respectively)	370,162	608,193	25,000
Advance Gold Sales (net of discounts of $14,754, $0 and $0, respectively)	151,913	0	0
Deferred Gain	0	9,835	0
Derivative Liability	1,099,889	496,827	0
Note Payable – Ruby Mine Mortgage	1,170,933	1,774,822	1,889,185
Note Payable (net of discounts of $0, $0 and $20,568, respectively)	0	0	4,432
Total Current Liabilities	3,833,478	3,884,381	2,709,033
Long-Term Liabilities
Convertible notes payable , net of current portion	346,095	0	0
Note Payable – Ruby Mine Mortgage, net of current portion	730,646	0	0
Asset Retirement Obligation	5,747	5,584	5,147
Total Long-Term Liabilities	1,082,488	5,584	5,147
Total Liabilities	4,915,966	3,889,965	2,714,180
Commitments & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 10,217,486, 4,517,601 and 880,982 shares outstanding at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	600,489	367,490	88,273
Total Commitments & Contingencies	600,489	367,490	88,273
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 103,264,544, 97,485,130 and 96,783,480 shares issued and outstanding at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	103,265	97,485	96,783
Additional Paid-In Capital	12,018,974	11,805,636	11,271,341
Stock Payable	0	0	25,000
Accumulated Other Comprehensive Income/(Loss)	(10,050)	(12,500)	0
Deficit Accumulated During Exploration Stage	(14,851,172)	(13,475,848)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(2,734,983)	(1,581,227)	41,082
TOTAL LIABILITIES, COMMITMENTS & CONTINGENICES, & STOCKHOLDERS’ EQUITY (DEFICIT)	2,781,472	2,676,228	2,843,535
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	4,000	4,000	4,000
Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	$ 0	$ 0	$ 100